Significant Accounting Policies - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Dilutive securities, effect on basic earnings per share		$ 0		$ 0
Federal depository insurance coverage amount		$ 250,000		$ 250,000
Class A common stock subject to possible redemption (in shares)		38,713,476	38,489,273	38,713,476	0
Penalties and interest related to uncertain tax positions				$ 0
Investments and cash held in Trust Account		$ 406,397,612		$ 406,434,959
Redemption percentage if business combination is not completed		100.00%		100.00%
Dissolution expenses, maximum allowed		$ 100,000		$ 100,000
Redemption rights or liquidating distributions with respect to warrants		0		0
Current liabilities		300,543		1,355,865	$ 486,849
Working capital		818,353		145,774	$ 3,015
Maximum
Significant Accounting Policies [Line Items]
Threshold net tangible assets		$ 5,000,001		$ 5,000,001
Number of months to complete business combination		24 months		24 months
Number of days to redeem the shares if Business combination is not completed		10 days		10 days
Class A Common Stock
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)			40,000,000	40,000,000
IPO
Significant Accounting Policies [Line Items]
Offering costs including underwriter's fees	$ 22,865,105			$ 22,865,105
Underwriter's fees	$ 22,000,000			$ 22,000,000
Sale of common stock (in shares)	40,000,000
IPO | Class A Common Stock
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)				40,000,000